Intangible Assets (Tables)	12 Months Ended
Jan. 02, 2016
Intangible Assets [Abstract]
Schedule Of Goodwill

	January 3,	January 2,
	2015	2016

Balance at beginning of year:
Gross goodwill	$ 18,243	$ 17,941
Accumulated impairment losses	-	-
Net goodwill as of beginning of year	18,243	17,941

Goodwill acquired during the year	-	-
Impairment loss	-	-
Currency translation adjustment	(302)	(509)

Balance as of end of year
Gross goodwill	17,941	17,432
Accumulated impairment losses	-	-
Net goodwill as of end of year	$ 17,941	$ 17,432

Schedule Of Finite And Indefinite Lived Intangible Assets
	As of January 3, 2015
				Weighted-average
	Gross carrying	Accumulated	Net carrying	amortization
	amount	amortization	amount	period (years)

Amortized intangible assets
Trade name and trademarks	$ 4,274	$ (1,898)	$ 2,376	10

Indefinite-lived intangible assets
Product formulas	9,425		9,425
Direct sales license	29,151		29,151

	38,576		38,576

	$ 42,850		$ 40,952

	As of January 2, 2016
				Weighted-average
	Gross carrying	Accumulated	Net carrying	amortization
	amount	amortization	amount	period (years)

Amortized intangible assets
Trade name and trademarks	$ 4,086	$ (2,205)	$ 1,881	10
Product formulas	9,010	(489)	8,521	8

Indefinite-lived intangible assets
Direct sales license	27,867		27,867

	$ 40,963		$ 38,269

Schedule Of Estimated Amortization Expense
Estimated Amortization Expense:

2016	1,535
2017	1,535
2018	1,535
2019	1,535
2020	1,378
Thereafter	2,884

$ 10,402